FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Maturity (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	$ 12,859
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	12,109
1 - 3 Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	750
Accounts payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	10,209
Accounts payable | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	10,209
Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	2,650
Other liabilities | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	1,900
Other liabilities | 1 - 3 Years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undiscounted financial liabilities	$ 750